Note 7 - Property and Equipment 1	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
7
— Property and Equipment

Property and equipment consisted of the following as of
September 30, 2019
and
December 31, 2018.

	September 30, 2019	December 31, 2018
Leasehold improvements	$2,433	$2,435
Furniture and fixtures	10,338	10,337
Computer equipment	31,507	26,496
Property and equipment cost	44,278	39,268
Less: accumulated depreciation	(36,122)	(31,685)
Property and equipment, net	$8,156	$7,583

During the
nine
months ended
September 30, 2019
and
2018,
depreciation expense was
$4,437
and
$7,085,
respectively.

Note
7
— Property and Equipment

Property and equipment consisted of the following as of
December 31, 2018
and
2017:

	December 31, 2018	December 31, 2017
Leasehold improvements	$2,435	$2,435
Furniture and fixtures	10,337	10,337
Computer equipment	26,496	24,285
Property and equipment cost	39,268	37,057
Less: accumulated depreciation	(31,685)	(22,645)
Property and equipment, net	$7,583	$14,412

During the year ended
December 31, 2018
and
2017,
depreciation expense was
$9,040
and
$9,995,
respectively.